OTHER INCOME, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OTHER INCOME, NET
Foreign exchange (losses) gains	$ (4,675)	$ (8,942)	$ 8,004
Settlement with MRV Communications			481
Tax reversal for expiration of the statute of limitations	1,499
Other	203	777	1,323
Total	$ (2,973)	$ (8,165)	$ 9,808
Ownership interest in Fiberxon (as a percent)	8.00%
Period after the filing of the tax return when tax reserve was released	5 years